Pension Plans (Details 6) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
UK Pension Plan [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 3,398	$ 3,061	$ 2,716
UK Pension Plan [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	3,398	3,061
UK Pension Plan [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1,929	2,021
UK Pension Plan [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	759	371
UK Pension Plan [Member] | Level 3
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	710	669	507
UK Pension Plan [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	710	669
UK Pension Plan [Member] | US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	750	740
UK Pension Plan [Member] | US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	565	659
UK Pension Plan [Member] | US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	185	81
UK Pension Plan [Member] | US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	249	256
UK Pension Plan [Member] | UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	234	239
UK Pension Plan [Member] | UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	15	17
UK Pension Plan [Member] | UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	150	103
UK Pension Plan [Member] | Other equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	26	40
UK Pension Plan [Member] | Other equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	124	63
UK Pension Plan [Member] | Other equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | US Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	83	31
UK Pension Plan [Member] | US Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	81	31
UK Pension Plan [Member] | US Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	2	0
UK Pension Plan [Member] | US Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | UK Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	789	656
UK Pension Plan [Member] | UK Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	783	656
UK Pension Plan [Member] | UK Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	0
UK Pension Plan [Member] | UK Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	105	107
UK Pension Plan [Member] | Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	3	7
UK Pension Plan [Member] | Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	3	0
UK Pension Plan [Member] | Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	99	100
UK Pension Plan [Member] | UK corporate bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	103	75
UK Pension Plan [Member] | UK corporate bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	75
UK Pension Plan [Member] | UK corporate bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	103	0
UK Pension Plan [Member] | UK corporate bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | All Other Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	146	151
UK Pension Plan [Member] | All Other Corporate Bonds [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	113	151
UK Pension Plan [Member] | All Other Corporate Bonds [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	33	0
UK Pension Plan [Member] | All Other Corporate Bonds [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Derivatives | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	293	154
UK Pension Plan [Member] | Derivatives | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Derivatives | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	293	154
UK Pension Plan [Member] | Derivatives | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	124	92
UK Pension Plan [Member] | Real estate | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Real estate | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	124	92
UK Pension Plan [Member] | Cash | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	137	163
UK Pension Plan [Member] | Cash | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	124	163
UK Pension Plan [Member] | Cash | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	13	0
UK Pension Plan [Member] | Cash | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Hedge funds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	487	505
UK Pension Plan [Member] | Hedge funds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Hedge funds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	28
UK Pension Plan [Member] | Hedge funds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	487	477
UK Pension Plan [Member] | Other Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	(18)	28
UK Pension Plan [Member] | Other Other Investments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK Pension Plan [Member] | Other Other Investments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	(18)	28
UK Pension Plan [Member] | Other Other Investments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	806	757	$ 708
US Pension Plan [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	806	757
US Pension Plan [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	304	303
US Pension Plan [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	502	454
US Pension Plan [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	232	245
US Pension Plan [Member] | US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	115	120
US Pension Plan [Member] | US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	117	125
US Pension Plan [Member] | US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Other equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	154	149
US Pension Plan [Member] | Other equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	110	116
US Pension Plan [Member] | Other equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	44	33
US Pension Plan [Member] | Other equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	72	55
US Pension Plan [Member] | US Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | US Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	72	55
US Pension Plan [Member] | US Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Mortgage backed securities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	16	12
US Pension Plan [Member] | Mortgage backed securities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Mortgage backed securities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	16	12
US Pension Plan [Member] | Mortgage backed securities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Other Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	28	15
US Pension Plan [Member] | Other Other Investments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	20	9
US Pension Plan [Member] | Other Other Investments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	8	6
US Pension Plan [Member] | Other Other Investments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Domestic Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	171	151
US Pension Plan [Member] | Domestic Corporate Debt Securities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Domestic Corporate Debt Securities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	171	151
US Pension Plan [Member] | Domestic Corporate Debt Securities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Fixed Income Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	101	100
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	59	58
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	42	42
US Pension Plan [Member] | Fixed Income Securities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	32	30
US Pension Plan [Member] | Municipal Bonds [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US Pension Plan [Member] | Municipal Bonds [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	32	30
US Pension Plan [Member] | Municipal Bonds [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 0	$ 0